PORTFOLIO OF INVESTMENTS – as of September 30, 2022 (Unaudited)

Gateway Equity Call Premium Fund

Shares	Description	Value (†)

Common Stocks – 98.0% of Net Assets

	Aerospace & Defense – 1.4%
2,811	Boeing Co. (The)(a)(b)	$340,356
1,505	Lockheed Martin Corp.(b)	581,367
11,106	Raytheon Technologies Corp.(b)	909,137

		1,830,860

	Air Freight & Logistics – 0.0%
492	GXO Logistics, Inc.(a)(b)	17,250

	Airlines – 0.3%
11,176	Delta Air Lines, Inc.(a)(b)	313,599
5,618	JetBlue Airways Corp.(a)(b)	37,247

		350,846

	Auto Components – 0.1%
858	Adient PLC(a)(b)	23,810
1,374	Gentex Corp.(b)	32,756
343	Lear Corp.(b)	41,054
1,363	Magna International, Inc.(b)	64,633

		162,253

	Automobiles – 2.6%
23,286	Ford Motor Co.(b)	260,803
11,733	Tesla, Inc.(a)(b)	3,112,178

		3,372,981

	Banks – 3.7%
35,300	Bank of America Corp.(b)	1,066,060
10,229	Citigroup, Inc.(b)	426,243
2,043	Comerica, Inc.(b)	145,257
1,810	East West Bancorp, Inc.(b)	121,523
12,369	Fifth Third Bancorp(b)	395,313
3,780	First Horizon Corp.(b)	86,562
1,472	First Republic Bank(b)	192,170
14,077	JPMorgan Chase & Co.(b)	1,471,047
495	SVB Financial Group(a)(b)	166,211
19,570	Wells Fargo & Co.(b)	787,105

		4,857,491

	Beverages – 2.0%
23,149	Coca-Cola Co. (The)(b)	1,296,807
8,468	PepsiCo, Inc.(b)	1,382,486

		2,679,293

	Biotechnology – 2.3%
8,628	AbbVie, Inc.(b)	1,157,964
168	Alnylam Pharmaceuticals, Inc.(a)(b)	33,627
3,151	Amgen, Inc.(b)	710,235
1,212	Biogen, Inc.(a)(b)	323,604
1,134	BioMarin Pharmaceutical, Inc.(a)(b)	96,129

Shares	Description	Value (†)

Common Stocks – continued

	Biotechnology – continued
976	Exact Sciences Corp.(a)(b)	$31,710
1,611	Moderna, Inc.(a)(b)	190,501
303	Seagen, Inc.(a)(b)	41,460
1,306	Vertex Pharmaceuticals, Inc.(a)(b)	378,139

		2,963,369

	Building Products – 0.7%
1,115	A.O. Smith Corp.(b)	54,167
9,188	Carrier Global Corp.(b)	326,725
2,175	Fortune Brands Home & Security, Inc.(b)	116,776
6,595	Johnson Controls International PLC(b)	324,606
368	Lennox International, Inc.(b)	81,942

		904,216

	Capital Markets – 2.6%
6,833	Bank of New York Mellon Corp. (The)(b)	263,207
1,517	BlackRock, Inc.(b)	834,775
8,912	Charles Schwab Corp. (The)(b)	640,506
394	FactSet Research Systems, Inc.(b)	157,643
1,688	KKR & Co., Inc.(b)	72,584
9,525	Morgan Stanley(b)	752,570
881	MSCI, Inc.(b)	371,597
3,883	Raymond James Financial, Inc.(b)	383,718

		3,476,600

	Chemicals – 1.6%
849	AdvanSix, Inc.(b)	27,253
1,421	Air Products & Chemicals, Inc.(b)	330,709
1,655	Ashland, Inc.(b)	157,175
1,339	CF Industries Holdings, Inc.(b)	128,879
2,066	Huntsman Corp.(b)	50,700
3,129	Linde PLC(b)	843,547
512	Nutrien Ltd.	42,691
2,459	PPG Industries, Inc.(b)	272,187
1,332	RPM International, Inc.(b)	110,969
3,498	Valvoline, Inc.(b)	88,639

		2,052,749

	Commercial Services & Supplies – 0.6%
1,310	Waste Connections, Inc.(b)	177,020
3,875	Waste Management, Inc.(b)	620,814

		797,834

	Communications Equipment – 0.9%
3,685	Ciena Corp.(a)(b)	148,985
25,097	Cisco Systems, Inc.(b)	1,003,880
9,010	Telefonaktiebolaget LM Ericsson, Sponsored ADR(b)	51,717

		1,204,582

	Construction Materials – 0.2%
931	Martin Marietta Materials, Inc.(b)	299,866

Shares	Description	Value (†)

Common Stocks – continued

	Consumer Finance – 0.2%
4,484	Ally Financial, Inc.(b)	$124,790
6,190	Synchrony Financial(b)	174,496

		299,286

	Containers & Packaging – 0.3%
1,233	Crown Holdings, Inc.(b)	99,910
1,388	Packaging Corp. of America(b)	155,858
2,565	WestRock Co.(b)	79,233

		335,001

	Distributors – 0.4%
3,868	Genuine Parts Co.(b)	577,570

	Diversified Consumer Services – 0.1%
1,757	Service Corp. International(b)	101,449

	Diversified Financial Services – 2.0%
9,974	Berkshire Hathaway, Inc., Class B(a)(b)	2,663,258

	Diversified Telecommunication Services – 0.8%
27,588	Verizon Communications, Inc.(b)	1,047,516

	Electric Utilities – 1.8%
7,254	Alliant Energy Corp.(b)	384,390
8,149	American Electric Power Co., Inc.(b)	704,481
2,101	OGE Energy Corp.(b)	76,602
18,458	Southern Co. (The)(b)	1,255,144

		2,420,617

	Electrical Equipment – 0.6%
617	Acuity Brands, Inc.(b)	97,159
5,935	Emerson Electric Co.(b)	434,561
905	Hubbell, Inc.(b)	201,815
2,698	Sensata Technologies Holding PLC(b)	100,581

		834,116

	Electronic Equipment, Instruments & Components – 0.6%
1,903	Arrow Electronics, Inc.(a)(b)	175,437
724	Avnet, Inc.(b)	26,151
2,716	CDW Corp.(b)	423,913
7,398	Flex Ltd.(a)(b)	123,251

		748,752

	Energy Equipment & Services – 0.3%
10,927	Halliburton Co.(b)	269,023
6,142	NOV, Inc.(b)	99,377

		368,400

	Entertainment – 1.2%
1,686	Live Nation Entertainment, Inc.(a)(b)	128,203
200	Madison Square Garden Entertainment Corp.(a)(b)	8,818
475	Madison Square Garden Sports Corp.(a)(b)	64,914

Shares	Description	Value (†)

Common Stocks – continued

	Entertainment – continued
1,975	Netflix, Inc.(a)(b)	$464,994
206	Roku, Inc.(a)(b)	11,618
8,609	Walt Disney Co. (The)(a)(b)	812,087
8,992	Warner Bros. Discovery, Inc.(a)(b)	103,408

		1,594,042

	Food & Staples Retailing – 1.9%
2,369	Costco Wholesale Corp.(b)	1,118,808
4,772	Sysco Corp.(b)	337,428
8,116	Walmart, Inc.(b)	1,052,645

		2,508,881

	Food Products – 0.7%
570	Bunge Ltd.(b)	47,065
1,836	Hain Celestial Group, Inc. (The)(a)(b)	30,991
2,461	Ingredion, Inc.(b)	198,160
5,506	Kellogg Co.(b)	383,548
2,313	Post Holdings, Inc.(a)(b)	189,458
1,107	TreeHouse Foods, Inc.(a)(b)	46,959

		896,181

	Gas Utilities – 0.0%
1,531	UGI Corp.	49,497

	Health Care Equipment & Supplies – 2.3%
10,188	Abbott Laboratories(b)	985,791
2,381	Alcon, Inc.(b)	138,527
588	Align Technology, Inc.(a)(b)	121,781
826	Cooper Cos., Inc. (The)(b)	217,981
753	IDEXX Laboratories, Inc.(a)(b)	245,327
247	Insulet Corp.(a)(b)	56,662
7,266	Medtronic PLC(b)	586,730
1,573	ResMed, Inc.(b)	343,386
1,116	STERIS PLC(b)	185,568
650	Teleflex, Inc.(b)	130,949

		3,012,702

	Health Care Providers & Services – 3.5%
4,703	Centene Corp.(a)(b)	365,940
2,167	Cigna Corp.(b)	601,278
1,307	DaVita, Inc.(a)(b)	108,180
1,644	Elevance Health, Inc.(b)	746,771
1,079	Laboratory Corp. of America Holdings(b)	220,990
612	Molina Healthcare, Inc.(a)(b)	201,862
2,386	Pediatrix Medical Group, Inc.(a)(b)	39,393
4,562	UnitedHealth Group, Inc.(b)	2,303,992

		4,588,406

	Hotels, Restaurants & Leisure – 1.8%
232	Booking Holdings, Inc.(a)(b)	381,225
7,208	Carnival Corp.(a)(b)	50,672

Shares	Description	Value (†)

Common Stocks – continued

	Hotels, Restaurants & Leisure – continued
222	Domino’s Pizza, Inc.(b)	$68,864
1,238	Hilton Grand Vacations, Inc.(a)(b)	40,718
2,215	Hilton Worldwide Holdings, Inc.(b)	267,173
3,458	McDonald’s Corp.(b)	797,899
2,401	MGM Resorts International(b)	71,358
1,379	Restaurant Brands International, Inc.(b)	73,335
6,174	Starbucks Corp.(b)	520,221
905	Trip.com Group Ltd., ADR(a)	24,716
479	Vail Resorts, Inc.(b)	103,292

		2,399,473

	Household Durables – 0.2%
3,921	PulteGroup, Inc.(b)	147,038
3,091	Toll Brothers, Inc.(b)	129,822

		276,860

	Household Products – 1.4%
891	Clorox Co. (The)(b)	114,396
13,588	Procter & Gamble Co. (The)(b)	1,715,485

		1,829,881

	Industrial Conglomerates – 0.9%
3,889	3M Co.(b)	429,734
4,774	Honeywell International, Inc.(b)	797,115

		1,226,849

	Insurance – 2.2%
124	Alleghany Corp.(a)(b)	104,082
9,922	Arch Capital Group Ltd.(a)(b)	451,848
3,511	Chubb Ltd.(b)	638,581
3,028	Cincinnati Financial Corp.(b)	271,218
6,505	Manulife Financial Corp.(b)	101,933
239	Markel Corp.(a)(b)	259,129
5,821	Prudential Financial, Inc.(b)	499,325
911	RenaissanceRe Holdings Ltd.(b)	127,895
1,872	Willis Towers Watson PLC(b)	376,160

		2,830,171

	Interactive Media & Services – 4.8%
16,000	Alphabet, Inc., Class A(a)(b)	1,530,400
33,911	Alphabet, Inc., Class C(a)(b)	3,260,543
1,416	Match Group, Inc.(a)(b)	67,614
9,875	Meta Platforms, Inc., Class A(a)(b)	1,339,840
3,332	Twitter, Inc.(a)(b)	146,075

		6,344,472

	Internet & Direct Marketing Retail – 3.4%
39,292	Amazon.com, Inc.(a)(b)	4,439,996

	IT Services – 4.2%
3,711	Accenture PLC, Class A(b)	954,840
439	Block, Inc.(a)	24,141

Shares	Description	Value (†)

Common Stocks – continued

	IT Services – continued
277	EPAM Systems, Inc.(a)(b)	$100,327
1,048	FleetCor Technologies, Inc.(a)(b)	184,626
2,488	Global Payments, Inc.(b)	268,829
4,509	International Business Machines Corp.(b)	535,714
600	Kyndryl Holdings, Inc.(a)(b)	4,962
4,301	Mastercard, Inc., Class A(b)	1,222,946
5,475	PayPal Holdings, Inc.(a)(b)	471,233
1,329	Shopify, Inc., Class A(a)(b)	35,803
2,955	SS&C Technologies Holdings, Inc.(b)	141,101
874	Twilio, Inc., Class A(a)(b)	60,429
991	VeriSign, Inc.(a)(b)	172,137
7,908	Visa, Inc., Class A(b)	1,404,856

		5,581,944

	Leisure Products – 0.1%
590	Brunswick Corp.(b)	38,615
515	Polaris, Inc.(b)	49,260

		87,875

	Life Sciences Tools & Services – 1.8%
7,763	Avantor, Inc.(a)(b)	152,155
159	Bio-Rad Laboratories, Inc., Class A(a)(b)	66,325
791	ICON PLC(a)(b)	145,370
1,123	Illumina, Inc.(a)(b)	214,257
2,542	PerkinElmer, Inc.(b)	305,879
2,331	Thermo Fisher Scientific, Inc.(b)	1,182,260
867	Waters Corp.(a)(b)	233,682

		2,299,928

	Machinery – 1.6%
471	AGCO Corp.(b)	45,296
3,132	Caterpillar, Inc.(b)	513,898
1,517	Cummins, Inc.(b)	308,725
1,522	Deere & Co.(b)	508,181
1,533	IDEX Corp.(b)	306,370
6,154	Otis Worldwide Corp.(b)	392,625

		2,075,095

	Media – 0.7%
21,855	Comcast Corp., Class A(b)	641,007
6,843	Fox Corp., Class B(b)	195,025
30	Liberty Broadband Corp., Class C(a)(b)	2,214
23,873	Sirius XM Holdings, Inc.(b)	136,315

		974,561

	Metals & Mining – 0.3%
1,372	Alcoa Corp.(b)	46,181
5,779	Barrick Gold Corp.(b)	89,574
929	Rio Tinto PLC, Sponsored ADR(b)	51,151
2,052	Southern Copper Corp.(b)	92,012
1,435	Steel Dynamics, Inc.(b)	101,813

Shares	Description	Value (†)

Common Stocks – continued

	Metals & Mining – continued
4,124	Vale S.A., Sponsored ADR(b)	$54,932

		435,663

	Multi-Utilities – 1.0%
9,368	Ameren Corp.(b)	754,592
10,972	Public Service Enterprise Group, Inc.(b)	616,956

		1,371,548

	Multiline Retail – 0.5%
1,631	Dollar Tree, Inc.(a)(b)	221,979
3,827	Nordstrom, Inc.(b)	64,026
2,860	Target Corp.(b)	424,395

		710,400

	Oil, Gas & Consumable Fuels – 4.3%
1,928	Canadian Natural Resources Ltd.(b)	89,787
8,056	Cenovus Energy, Inc.(b)	123,821
894	Cheniere Energy, Inc.(b)	148,323
9,219	Chevron Corp.(b)	1,324,494
7,143	ConocoPhillips(b)	731,015
1,804	Continental Resources, Inc.(b)	120,525
4,720	Devon Energy Corp.(b)	283,814
1,122	Enbridge, Inc.(b)	41,626
1,230	EQT Corp.(b)	50,122
19,881	Exxon Mobil Corp.(b)	1,735,810
1,235	HF Sinclair Corp.	66,492
4,296	Occidental Petroleum Corp.(b)	263,989
2,073	Ovintiv, Inc.(b)	95,358
1,422	Pioneer Natural Resources Co.(b)	307,906
3,117	Suncor Energy, Inc.(b)	87,744
1,936	Targa Resources Corp.(b)	116,818
1,014	TC Energy Corp.	40,854

		5,628,498

	Personal Products – 0.0%
2,246	BellRing Brands, Inc.(a)(b)	46,290

	Pharmaceuticals – 4.7%
9,892	Bristol-Myers Squibb Co.(b)	703,222
3,834	Eli Lilly & Co.(b)	1,239,724
331	Jazz Pharmaceuticals PLC(a)(b)	44,119
12,464	Johnson & Johnson(b)	2,036,119
12,675	Merck & Co., Inc.(b)	1,091,571
23,204	Pfizer, Inc.(b)	1,015,407
1,500	Teva Pharmaceutical Industries Ltd., Sponsored ADR(a)(b)	12,105

		6,142,267

	Professional Services – 0.5%
588	Booz Allen Hamilton Holding Corp.	54,302
588	CoStar Group, Inc.(a)(b)	40,954
1,850	Leidos Holdings, Inc.(b)	161,819

Shares	Description	Value (†)

Common Stocks – continued

	Professional Services – continued
1,408	ManpowerGroup, Inc.(b)	$91,083
597	TransUnion(b)	35,516
1,845	Verisk Analytics, Inc.(b)	314,628

		698,302

	Real Estate Management & Development – 0.0%
176	Jones Lang LaSalle, Inc.(a)(b)	26,588

	REITs - Apartments – 0.9%
3,564	American Homes 4 Rent, Class A(b)	116,935
1,564	Essex Property Trust, Inc.(b)	378,848
7,745	Invitation Homes, Inc.(b)	261,548
2,431	Mid-America Apartment Communities, Inc.(b)	376,975

		1,134,306

	REITs - Diversified – 1.2%
3,388	Crown Castle, Inc.(b)	489,735
2,251	Digital Realty Trust, Inc.(b)	223,254
3,744	Duke Realty Corp.(b)	180,461
723	Gaming & Leisure Properties, Inc.(b)	31,986
698	SBA Communications Corp.(b)	198,686
11,638	VICI Properties, Inc.(b)	347,394
2,146	W.P. Carey, Inc.(b)	149,791

		1,621,307

	REITs - Health Care – 0.0%
2,686	Medical Properties Trust, Inc.(b)	31,856

	REITs - Hotels – 0.0%
2,742	Park Hotels & Resorts, Inc.	30,875

	REITs - Manufactured Homes – 0.1%
1,172	Sun Communities, Inc.(b)	158,607

	REITs - Mortgage – 0.0%
1,078	Annaly Capital Management, Inc.	18,498

	REITs – Office Property – 0.0%
1,073	Kilroy Realty Corp.(b)	45,184
370	Orion Office REIT, Inc.(b)	3,238

		48,422

	REITs - Single Tenant – 0.4%
4,368	National Retail Properties, Inc.(b)	174,108
6,468	Realty Income Corp.(b)	376,438

		550,546

	REITs - Storage – 0.2%
1,277	Extra Space Storage, Inc.(b)	220,551

	Road & Rail – 1.2%
2,291	Canadian Pacific Railway Ltd.(b)	152,855
1,509	Norfolk Southern Corp.(b)	316,362

Shares	Description	Value (†)

Common Stocks – continued

	Road & Rail – continued
1,047	Old Dominion Freight Line, Inc.(b)	$260,462
1,456	Uber Technologies, Inc.(a)(b)	38,584
4,069	Union Pacific Corp.(b)	792,723
492	XPO Logistics, Inc.(a)(b)	21,904

		1,582,890

	Semiconductors & Semiconductor Equipment – 4.8%
7,809	Advanced Micro Devices, Inc.(a)(b)	494,778
3,520	Analog Devices, Inc.(b)	490,477
5,566	Applied Materials, Inc.(b)	456,022
713	Enphase Energy, Inc.(a)(b)	197,836
23,048	Intel Corp.(b)	593,947
5,092	Marvell Technology, Inc.(b)	218,498
11,609	NVIDIA Corp.(b)	1,409,217
1,873	NXP Semiconductors NV(b)	276,286
4,895	ON Semiconductor Corp.(a)(b)	305,105
5,968	QUALCOMM, Inc.(b)	674,265
3,386	Teradyne, Inc.(b)	254,458
6,465	Texas Instruments, Inc.(b)	1,000,653

		6,371,542

	Software – 8.7%
2,507	Adobe, Inc.(a)(b)	689,926
1,574	ANSYS, Inc.(a)(b)	348,956
886	Check Point Software Technologies Ltd.(a)(b)	99,250
4,052	Fortinet, Inc.(a)(b)	199,075
33,007	Microsoft Corp.(b)	7,687,330
7,985	Oracle Corp.(b)	487,644
391	Palo Alto Networks, Inc.(a)(b)	64,042
5,400	Salesforce, Inc.(a)(b)	776,736
1,325	ServiceNow, Inc.(a)(b)	500,333
1,177	Synopsys, Inc.(a)(b)	359,585
656	VMware, Inc., Class A(b)	69,838
446	Workday, Inc., Class A(a)(b)	67,890
922	Zoom Video Communications, Inc., Class A(a)(b)	67,850

		11,418,455

	Specialty Retail – 1.7%
1,268	Advance Auto Parts, Inc.(b)	198,239
346	Burlington Stores, Inc.(a)(b)	38,714
933	Dick’s Sporting Goods, Inc.(b)	97,629
1,370	Foot Locker, Inc.(b)	42,648
5,211	Gap, Inc. (The)	42,782
5,383	Home Depot, Inc. (The)(b)	1,485,385
478	Ulta Beauty, Inc.(a)(b)	191,769
749	Williams-Sonoma, Inc.(b)	88,270

		2,185,436

	Technology Hardware, Storage & Peripherals – 7.0%
66,509	Apple, Inc.(b)	9,191,544

Shares	Description	Value (†)

Common Stocks – continued

	Technology Hardware, Storage & Peripherals – continued
1,163	Dell Technologies, Inc., Class C(b)	$39,740

		9,231,284

	Textiles, Apparel & Luxury Goods – 0.6%
579	Carter’s, Inc.	37,942
189	Lululemon Athletica, Inc.(a)(b)	52,837
7,268	NIKE, Inc., Class B(b)	604,116
2,457	Skechers U.S.A., Inc., Class A(a)(b)	77,936
2,600	Under Armour, Inc., Class C(a)(b)	15,496

		788,327

	Tobacco – 1.0%
11,270	Altria Group, Inc.(b)	455,083
1,544	British American Tobacco PLC, Sponsored ADR	54,812
8,950	Philip Morris International, Inc.(b)	742,939

		1,252,834

	Wireless Telecommunication Services – 0.1%
6,515	America Movil SAB de CV, Series L, ADR(b)	107,302
5,722	Vodafone Group PLC, Sponsored ADR(b)	64,830

		172,132

	Total Common Stocks (Identified Cost $113,957,041)	129,260,393

Principal Amount

Short-Term Investments – 2.9%
$3,812,789	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2022 at 1.100% to be repurchased at $3,813,139 on 10/03/2022 collateralized by $3,965,600 U.S. Treasury Note, 3.500% due 9/15/2025 valued at $3,889,076 including accrued interest(c) (Identified Cost $3,812,789)	3,812,789

	Total Investments – 100.9% (Identified Cost $117,769,830)	133,073,182
	Other assets less liabilities – (0.9)%	(1,138,756)

	Net Assets – 100.0%	$131,934,426

Written Options – (1.0%)

Description	Expiration Date	Exercise Price	Contracts	Notional Amount	Premiums (Received)	Value (†)
Index Options – (1.0%)
S&P 500® Index, Call(d)	10/21/2022	4,000	(80)	$(28,684,960)	$(755,872)	$(21,400)
S&P 500® Index, Call(d)	10/21/2022	4,300	(38)	(13,625,356)	(472,437)	(570)
S&P 500® Index, Call(d)	10/31/2022	3,700	(40)	(14,342,480)	(285,900)	(286,000)
S&P 500® Index, Call(d)	10/31/2022	4,075	(39)	(13,983,918)	(438,894)	(11,603)

Description	Expiration Date	Exercise Price	Contracts	Notional Amount	Premiums (Received)	Value (†)
Index Options – continued
S&P 500® Index, Call(d)	11/18/2022	3,700	(79)	(28,326,398)	(1,155,568)	(750,500)
S&P 500® Index, Call(d)	11/18/2022	3,850	(40)	(14,342,480)	(443,847)	(169,400)
S&P 500® Index, Call(d)	11/18/2022	3,950	(40)	(14,342,480)	(425,221)	(88,400)

Total					$(3,977,738)	$(1,327,873)

(†)

Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund’s Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board’s oversight.

Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Domestic, exchange-traded index and single name equity option contracts (including options on exchange-traded funds) are valued at the mean of the National Best Bid and Offer quotations as determined by the Options Price Reporting Authority. Shares of open-end investment companies are valued at net asset value per share.

Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.

Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.

The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund’s investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund’s net asset value (“NAV”) is calculated. Fair valuation by the Fund’s valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(c)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of September 30, 2022, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

(d)

The Fund’s investment strategy makes use of exchange-traded options. Exchange-traded options contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced. The Fund writes (sells) index call options. When the Fund writes an index call option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value until the option expires or the Fund enters into a closing purchase transaction. When an index call option expires or the Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid at expiration or on effecting a closing purchase transaction, including commission, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. The Fund, as writer of an index call option, bears the risk of an unfavorable change in the market value of the index underlying the written option.

ADR

An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund’s pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2022, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$129,260,393	$—	$—	$129,260,393
Short-Term Investments	—	3,812,789	—	3,812,789

Total	$129,260,393	$3,812,789	$—	$133,073,182

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Written Options*	$(1,327,873)	$—	$—	$(1,327,873)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used at period end include written index call options.

The Fund seeks to capture the majority of the returns associated with equity market investments, while exposing investors to less risk than other equity investments. To meet this investment goal, the Fund invests in a broadly diversified portfolio of common stocks, while also writing index call options. Writing index call options can reduce the Fund’s volatility, provide a steady cash flow and be an important source of the Fund’s return, although it also may reduce the Fund’s ability to profit from increases in the value of its equity portfolio. The combination of the diversified stock portfolio and the steady cash flow from writing of index call options is intended to provide the Fund with the majority of the returns associated with equity market investments while exposing investors to less risk than other equity investments. During the period ended September 30, 2022, written index call options were used in accordance with this objective.

The following is a summary of derivative instruments for the Fund as of September 30, 2022:

Liabilities	Options written at value
Exchange-traded liability derivatives
Equity contracts	$(1,327,873)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Industry Summary at September 30, 2022 (Unaudited)

Software	8.7%
Technology Hardware, Storage & Peripherals	7.0
Semiconductors & Semiconductor Equipment	4.8
Interactive Media & Services	4.8
Pharmaceuticals	4.7
Oil, Gas & Consumable Fuels	4.3
IT Services	4.2
Banks	3.7
Health Care Providers & Services	3.5
Internet & Direct Marketing Retail	3.4
Capital Markets	2.6
Automobiles	2.6
Health Care Equipment & Supplies	2.3
Biotechnology	2.3
Insurance	2.2
Beverages	2.0
Diversified Financial Services	2.0
Other Investments, less than 2% each	32.9
Short-Term Investments	2.9

Total Investments	100.9
Other assets less liabilities (including open written options)	(0.9)

Net Assets	100.0%